Stock Option Plans (Details Narrative) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	May 15, 2006	May 05, 2006	Feb. 07, 2014
Stock option plan exercise price per share	0.155
Issuance of stock option to purchase of common stock, shares	4,506
Issuance of stock option to purchase of common stock	$ 698
Total unrecognized stock-based compensation expense related to unvested stock options	199,468
Weighted average period	1 month
Recongnized stock based compensation expense related to options	$ 5,917,351	$ 9,877
2006 Stock Incentive Plan [Member]
Aggregate number of shares issuable under this plan			16,521,704
Percentage granted to employees at a price per share				100.00%
Percentage of stock option granted to stockholders				10.00%
Percentage exercise price per share				110.00%
Percentage restricted stock to related parties price per share				100.00%
2006 Stock Incentive Plan [Member] | Minimum [Member]
Aggregate number of shares issuable under this plan			1,456,786
2006 Stock Incentive Plan [Member] | Maximum [Member]
Aggregate number of shares issuable under this plan			17,978,490
2014 Equity Compensation Plan [Member]
Aggregate number of shares issuable under this plan					30,420,148